Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments And Contingencies [Line Items]
Lessee, operating lease, existence of option to terminate			true
Lessee, operating lease, option to terminate			The Company’s corporate headquarters is located in Stevenage, United Kingdom, for which, as of December 31, 2021, the Company leased spaces under several leases through end dates ranging from January 2022 to June 2023, some of which can be terminated by either party or by the Company only with two months’ advanced notice. The leases related to this facility are classified as operating leases.
Lease term			2 months
Rent expense			$ 15.4	$ 4.2	$ 3.1
Kadans Science Partner 2 UK Limited
Commitments And Contingencies [Line Items]
Lease agreement term			The agreement requires the Company to enter into a ten years lease, contingent upon the landlord completing the required leasehold improvements.
Lease term	10 years
Expected lease commencement date	Apr. 28, 2022
Leasehold improvement capitalized			$ 1.0
Manufacturing and Supply Agreement
Commitments And Contingencies [Line Items]
Agreement renewal term		3 years
Minimum period of notice required to terminate agreement		12 months